Segment Information - Summary of Capital Expenditure (Parenthetical) (Detail) - Transfer of Business from Enterprise to Openreach [Member] - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Enterprise [Member]
Disclosure of operating segments [Line Items]
Increase decrease in property, plant and equipment	£ (41)	£ (47)
Openreach [Member]
Disclosure of operating segments [Line Items]
Increase decrease in property, plant and equipment	£ 41	£ 47